Ghana Expected Credit Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of impairment loss and reversal of impairment loss [line items]
Total expected credit loss	$ (41.1)	$ (29.0)	$ 0.0
Ghana expected credit loss - loan advanced to contractor
Disclosure of impairment loss and reversal of impairment loss [line items]
Total expected credit loss	(41.1)	0.0	0.0
Tarkwa expected credit loss - receivable
Disclosure of impairment loss and reversal of impairment loss [line items]
Total expected credit loss	$ 0.0	$ (29.0)	$ 0.0